Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 16 - Commitments and Contingencies

Operating Leases

The Company held two lease agreements for office and warehouse space in Texas as of December 31, 2021. The Company’s lease contracts have remaining terms ranging from 5 years to 6 years, some of which may include options to extend the leases for up to 5 years.

Rent expense under the leases was $363,971 for the year ended December 31, 2021. Rent expense includes month-to-month rental payments for facilities preceding the commencement of the lease agreement.

Other Balance Sheet information related to operating leases was as follows:

	December 31,
	2021	2020

Operating leases, Right-of-use assets, net	$767,382	$-
Weighted average remaining lease term, in years	5
Weighted Average Discount Rate	5%	-

The following table presents the balance of Operating lease obligations:

Operating lease liabilities (current)	$168,482	$-
Operating lease liabilities (long-term)	$598,900	$-
Total operating lease liabilities	$767,382	$-

Future minimum payments required under the lease agreements as of December 31, 2021 follows:

2022	$236,439
2023	242,830
2024	249,278
2025	116,309
2026	29,604
Total lease payments	$874,460
Less: imputed interest	107,078
Present value of lease liabilities	$767,382

Litigation

The Company may be a party to routine claims brought against it in the ordinary course of business. After consulting with legal counsel, the Company does not believe that the outcome of any such pending or threatened litigation will have a material adverse effect on its financial condition or results of operations. However, as is inherent in legal proceedings, there is a risk that an unpredictable decision adverse to the Company could be reached. The Company records legal costs associated with loss contingencies as incurred. Settlements are accrued when, and if, they become probable and estimable. A former employee asserted that the Company owed in excess of $1 million in unpaid commissions, unreimbursed expenses, and disputed the value of their class B profits interest that Stryve Foods, LLC repurchased upon his resignation from the business. All disputes with the former employee have been resolved pursuant to a confidential settlement without any admission of wrongdoing by either party.

Registration Rights Agreements

The Company is a party to various registration rights agreements with certain stockholders where it may be required to register securities for such stockholders in certain circumstances.